UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05908

John Hancock Patriot Premium Dividend Fund II
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1513

Date of fiscal year end:      October 31

Date of reporting period:     April 30, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Patriot Premium
Dividend Fund II

4.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 10

For more information
page 25


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first four months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March and April investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first four months of 2005 ended with the major indexes in the red. By the end of April, the Dow Jones Industrial Average had returned -4.81%, the S&P 500 Index returned -4.00%, while the Nasdaq Composite Index fell by 11.67%. Bonds performed slightly better, managing to produce positive results, with the Lehman Brothers Aggregate Bond Index returning 0.87%.

The way the financial markets have been playing out recently serves as a good reminder of why keeping a long-term perspective is such a critical element of successful investing. Getting caught up in the day-to-day twists and turns of the market -- and trying to act on them -- can wreak havoc with your portfolio and derail progress toward meeting your overall financial objectives.

Since no one can predict the market's moves, the best way to reach your goals is to stay invested and stick to your plan. Investing should be a marathon, not a sprint. Do not try to time the market, and make sure you work with your investment professional to ensure that your portfolio remains properly diversified to meet your long-term objectives. For example, after several years of dominance, small-cap stocks and value stocks could now represent higher percentages of your portfolio than you may want. If you are comfortable with your financial plan, it becomes easier to ride out the market's daily ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks to
provide high current
income, consistent
with modest growth
of capital, for hold
ers of its common
shares by investing
at least 80% of its
assets in dividend-
paying securities.

Over the last six months

* Despite rising interest rates, preferred stocks posted strong gains in response to strong demand, weak supply and hopes that dividend tax cuts would be made permanent.

* The Fund benefited from good security selection.

* High quality, tax-advantaged preferred stocks and select utility common stock aided performance.

[Bar chart with heading "John Hancock Patriot Premium Dividend Fund II." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2005." The chart is scaled in increments of 4% with 0% at the bottom and 8% at the top. The first bar represents the 6.62% Net asset value of the Fund. The second bar represents the 6.78% Market value of the Fund. A note below the chart reads "The total returns for the Fund are with all distributions reinvested. The performance data contained within this material represents past performance, which does not guarantee future results."]


Top 10 issuers

 4.2%   Bear Stearns Cos., Inc.
 3.5%   Citigroup, Inc.
 3.3%   El Paso Tennessee Pipeline Co.
 3.2%   Lehman Brothers Holdings, Inc.
 3.2%   DTE Energy Co.
 3.0%   Energy East Corp.
 2.8%   CH Energy Group, Inc.
 2.8%   Monongahela Power Co.
 2.8%   KeySpan Corp.
 2.7%   NSTAR

As a percentage of net assets plus the value of preferred shares on April 30, 2005.

BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO
MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Patriot Premium
Dividend Fund II

Dividend-paying securities encountered mixed conditions during the six-month period ended April 30, 2005. Preferred stocks -- which are the primary emphasis of John Hancock Patriot Premium Dividend Fund II -- performed reasonably well from the beginning of the period last November through roughly mid-February 2005. Because preferreds make fixed payments in the form of dividends, their prices tend to follow those of U.S. Treasury securities. Despite evidence of a strengthening economy and additional short-term interest rate hikes by the Federal Reserve Board, preferred stock prices generally moved higher, mirroring a somewhat positive tone in the U.S. Treasury market. That rally was based on investors' confidence that even though the Fed might continue to raise rates, those rate hikes would be small and measured given the potential for record high oil prices and higher interest rates themselves to dampen economic growth. Preferred stocks were further boosted by the combination of constrained supply and strong demand. Supply was muted, as fewer companies issued new preferred securities, while others bought back their outstanding shares. Demand was fueled by investors' appetite for yield, particularly in light of the fact that changes in the tax code in 2003 helped to make ownership of certain dividend-yielding stocks more attractive. Investors also viewed the re-election of President George Bush as a positive for tax-advantaged preferred stocks, because he vowed to make permanent the 2003 provisions that reduced the tax rate most individuals pay on many stock dividends.

"Dividend-paying securities
 encountered mixed conditions
 during the six-month period
 ended April 30, 2005."

From about mid-February through early April 2005, preferred stocks weakened in response to a series of developments that suggested further interest rate hikes were in the offing. These developments included record-setting oil prices, stronger-than-expected data on the jobs market and comments from the Fed that it had seen evidence of a pickup in inflation. Then, from mid April to the end of the period April 30, preferred stocks regained much of their lost ground as Treasury prices rallied on weaker March employment and retail sales data, as well as turbulence in the equity markets.

[Photos of Greg Phelps and Mark Maloney, flush right next to first paragraph.]

Utility common stocks

Utility common stocks -- the Fund's other main focus -- also seesawed during the period. They generally lagged the overall stock market in the fourth quarter of 2004, as investors sought out companies with higher growth prospects. But utility common stocks held their ground far better than preferred and many other common-stock groups in the final weeks of the period. Their resiliency was due to the combination of growing demand for their tax-advantaged dividends and a perception that utility companies' financial shape continued to improve.

"The strong demand for tax-
 advantaged preferred holdings
 helped support many of our
 holdings that sported that feature."

Performance

For the six months ended April 30, 2005, John Hancock Patriot Premium Dividend Fund II returned 6.62% at net asset value and 6.78% at market value. The difference in the Fund's net asset value (NAV) performance and its market performance stems from the fact that the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund's NAV share price at any time. By comparison, the average income and preferred stock closed-end fund returned 4.28% at net asset value, according to Lipper, Inc. In the same six-month period, the Dow Jones Utility Average -- which tracks the performance of 15 electric and natural gas utilities -- returned 20.75%, and the broader stock market as measured by the Standard & Poor's 500 Index returned 3.28%.

Tax-advantaged holdings among top performers

The strong demand for tax-advantaged preferred stocks helped support many of our holdings that sported that feature. A good example was Baltimore Gas & Electric Co., a regulated electric and gas public utility in central Maryland. It also benefited from the fact that it carried a high coupon, which helped cushion its price declines, and the fact that there is a limited supply of this high-quality holding. Southern Union Co. also enjoyed relatively good performance for similar reasons. On the flip side, our lower-coupon holdings in Royal Bank of Scotland, a major commercial bank, proved somewhat disappointing.

[Table at top left-hand side of page entitled "Industry distribution 1." The first listing is Electric utilities - 36%, the second is Multi-utilities & unregulated power - 23%, the third is Gas utilities - 10%, the fourth is Investment banking & brokerage - 7%, the fifth is Oil & gas exploration & production - 6%, the sixth is Other diversified financial services - 5%, the seventh is Diversified banks - 3%, the eighth is Consumer finance - 2%, the ninth is Regional banks - 2%, the tenth is Integrated oil & gas - 1%, the eleventh is Agricultural products - 1% and the twelfth is All other - 3%.]

Oil and gas-related utility stocks also post strong results

Rising energy prices provided the fuel for improved company profitability and higher prices for some of our holdings in utility common stocks involved with oil and gas production. Among the best performers were our common-stock holdings in Dominion Resources, one of the nation's largest producers of energy. Other winners in this segment included National Fuel Gas Co., an integrated natural gas company, and NiSource Inc., which is engaged in natural gas transmission, storage and distribution, as well as electric generation, transmission and distribution. Among our preferred stock holdings in this sector, we had strong performances from Anadarko Petroleum Corp., Apache Corporation and Devon Energy Corp.

[Pie chart in middle of page with heading "Portfolio diversification 1." The chart is divided into three sections (from top to right): Preferred stocks 64%, Common stocks 35%, and Short-term investments & other 1%.]

Outlook

In our view, the Fed probably hasn't yet reached the end of its campaign to raise short-term interest rates to cool economic growth and potential inflationary pressures. This could pose periodic short-term challenges for dividend-producing securities. Over the longer term, however, we're more upbeat, especially given the fact that we believe a good portion, if not all, of future

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Baltimore Gas & Electric followed by an up arrow with the phrase "High yield helps stock weather market decline." The second listing is Dominion Resources followed by an up arrow with the phrase "Rising energy prices boost financial performance." The third listing is Royal Bank of Scotland followed by a down arrow with the phrase "Low coupon offers little cushion against market selloff."]


interest rate hikes already have been factored into preferred and utility common stock prices. Furthermore, there are already some tangible signs that economic growth has cooled as rates have moved higher. The housing market has started to slow, with adjustable-rate mortgages moving higher and conventional 30-year mortgages exceeding 6% at times. Higher oil prices will also probably act as a drag on economic growth, most likely by reducing consumers' disposable income and raising corporate America's cost of doing business. Another signal pointing to slack economic growth is the March retail sales numbers, which were lackluster at best. We believe that a slower-growth, low-inflationary environment will provide a favorable backdrop for both preferred and utility common stocks. That, coupled with what we believe will continue to be a favorable supply and demand backdrop, could benefit many dividend-paying securities in the months to come.

"We believe that a slower-growth,
 low-inflationary environment
 will provide a favorable backdrop
 for both preferred and utility
 common stocks."

This commentary reflects the views of the team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest at least 65% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a more broadly diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund's portfolio on April 30, 2005.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2005
(unaudited)

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. The stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 53.86%                                                                                      $98,029,862
(Cost $88,704,137)

Electric Utilities 24.22%                                                                                  44,077,976
Alliant Energy Corp.                                                                          199,900       5,265,366
Ameren Corp.                                                                                   80,000       4,136,000
CH Energy Group, Inc.                                                                         186,200       7,941,430
Cinergy Corp.                                                                                  40,000       1,584,000
Consolidated Edison, Inc.                                                                      78,000       3,375,840
Great Plains Energy, Inc.                                                                      10,750         328,735
NSTAR                                                                                         138,000       7,471,320
OGE Energy Corp.                                                                              137,632       3,798,643
Progress Energy, Inc.                                                                          79,000       3,317,210
Progress Energy, Inc. (Contingent Value Obligation) (B)(I)                                    176,250          21,150
WPS Resources Corp.                                                                            55,400       2,921,242
Xcel Energy, Inc.                                                                             228,000       3,917,040

Gas Utilities 7.97%                                                                                        14,496,123
KeySpan Corp.                                                                                 205,700       7,802,201
NiSource, Inc.                                                                                133,550       3,103,702
Peoples Energy Corp.                                                                           70,200       2,779,920
Vectren Corp.                                                                                  30,000         810,300

Integrated Telecommunication Services 1.12%                                                                 2,046,800
SBC Communications, Inc.                                                                       86,000       2,046,800

Multi-Utilities & Unregulated Power 20.55%                                                                 37,408,963
Dominion Resources, Inc.                                                                       79,700       6,009,380
Duke Energy Corp.                                                                              90,000       2,627,100
DTE Energy Co.                                                                                193,500       8,891,325
Energy East Corp.                                                                             330,000       8,586,600
National Fuel Gas Co.                                                                          70,700       1,925,161
Public Service Enterprise Group, Inc.                                                          16,000         929,600

See notes to
financial statements.


6


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Multi-Utilities & Unregulated Power (continued)
Puget Energy, Inc.                                                                             55,000      $1,179,199
Sierra Pacific Resources (I)                                                                  369,000       3,992,580
TECO Energy, Inc.                                                                             196,750       3,268,018

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Preferred stocks 99.94%                                                                                  $181,893,967
(Cost $174,341,912)

Agricultural Products 2.07%                                                                                 3,773,698
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                  BB+           44,250       3,773,698

Broadcasting & Cable TV 0.62%                                                                               1,119,461
Shaw Communications, Inc., 8.50% (Canada)                                        B+            44,300       1,119,461

Consumer Finance 2.80%                                                                                      5,101,400
SLM Corp., 6.97%, Ser A                                                          A             92,000       5,101,400

Diversified Banks 5.01%                                                                                     9,123,744
Bank of America Corp., 6.75%,
Depositary Shares, Ser VI                                                        A             93,800       5,358,794
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom)                                                           A            155,000       3,764,950

Electric Utilities 31.90%                                                                                  58,051,120
Alabama Power Co., 5.20%                                                         BBB+         249,475       6,236,875
Boston Edison Co., 4.78%                                                         BBB+          67,342       6,212,300
Carolina Power & Light Co., $4.20                                                Baa3          41,151       3,297,224
Carolina Power & Light Co., $5.44                                                BB+           10,607       1,039,486
Delmarva Power & Light Co., 3.70%                                                BBB-          13,109         991,368
Duquesne Light Co., 6.50%                                                        BB+          107,000       5,658,160
Georgia Power Co., 6.00%, Ser R                                                  A             34,900         879,479
Interstate Power & Light Co., 7.10%, Ser C                                       BBB-          51,500       1,416,250
Interstate Power & Light Co., 8.375%, Ser B                                      BBB-          25,000         850,000
Monongahela Power Co., $6.28, Ser D                                              B             24,931       2,268,721
Monongahela Power Co., $7.73, Ser L                                              B             55,500       5,536,125
PPL Electric Utilities Corp., 4.40%                                              BBB           29,140       2,374,910
PSI Energy, Inc., 6.875%                                                         BBB-          49,260       5,073,780
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                 CCC+         200,986       5,024,650
Virginia Electric & Power Co., $4.80                                             BBB-           6,338         610,825
Virginia Electric & Power Co., $6.98                                             BBB-          35,000       3,661,875
Virginia Electric & Power Co., $7.05                                             BBB-          10,000       1,046,563
Wisconsin Public Service Corp., 6.76%                                            A             35,883       3,720,619

See notes to
financial statements.


7


FINANCIAL STATEMENTS

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Electric Utilities (continued)
Xcel Energy, Inc., $4.08, Ser B                                                  BB+            8,610        $706,020
Xcel Energy, Inc., $4.11, Ser D                                                  BB+            8,770         666,520
Xcel Energy, Inc., $4.16, Ser E                                                  BB+            9,390         779,370

Gas Utilities 7.83%                                                                                        14,254,100
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                     CCC-         186,000       9,300,000
Southern Union Co., 7.55%                                                        BB+          185,200       4,954,100

Integrated Oil & Gas 2.24%                                                                                  4,067,250
Coastal Finance I, 8.375%                                                        CCC-         165,000       4,067,250

Integrated Telecommunication Services 0.03%                                                    50,000
Touch America Holdings, Inc., $6.875 (H)(I)                                      D             50,000          50,000

Investment Banking & Brokerage 11.49%                                                                      20,902,970
Bear Stearns Cos., Inc. (The), 5.49%,
Depositary Shares, Ser G                                                         BBB           50,650       2,562,890
Bear Stearns Cos., Inc. (The), 5.72%,
Depositary Shares, Ser F                                                         BBB           95,300       4,869,830
Bear Stearns Cos., Inc. (The), 6.15%,
Depositary Shares, Ser E                                                         BBB           84,000       4,368,000
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D                                                         BBB+         124,800       6,364,800
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C                                                         BBB+          53,000       2,737,450

Multi-Utilities & Unregulated Power 14.58%                                                                 26,539,089
Baltimore Gas & Electric Co., 6.70%, Ser 1993                                    Baa1          20,250       2,106,000
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                    Baa1          30,000       3,142,500
BGE Capital Trust II, 6.20%                                                      BBB-         191,000       4,839,940
Energy East Capital Trust I, 8.25%                                               BBB-         180,700       4,687,358
Public Service Electric & Gas Co., 4.18%, Ser B                                  BB+           12,737       1,007,497
Public Service Electric & Gas Co., 6.92%                                         BB+           47,998       5,008,294
South Carolina Electric & Gas Co., 6.52%                                         Baa1          55,000       5,747,500

Oil & Gas Exploration & Production 9.56%                                                                   17,404,120
Anadarko Petroleum Corp., 5.46%,
Depositary Shares, Ser B                                                         BBB-          47,700       4,714,849
Apache Corp., 5.68%, Depositary Shares, Ser B                                    BBB           51,500       5,283,581
Devon Energy Corp., 6.49%, Ser A                                                 BB+           50,645       5,320,890
Nexen, Inc., 7.35% (Canada)                                                      BB+           80,000       2,084,800

See notes to
financial statements.


8


FINANCIAL STATEMENTS

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Other Diversified Financial Services 8.34%                                                                $15,175,195
Citigroup, Inc., 6.213%, Depositary Shares, Ser G                                A             96,000       5,078,400
Citigroup, Inc., 6.231%, Depositary Shares, Ser H                                A             64,500       3,337,875
Citigroup, Inc., 6.365%, Depositary Shares, Ser F                                A             28,500       1,513,920
J.P. Morgan Chase & Co., 6.625%,
Depositary Shares, Ser H                                                         A-           100,000       5,245,000

Regional Banks 2.72%                                                                                        4,957,920
HSBC USA, Inc., $2.8575                                                          A1            93,900       4,957,920

Trucking 0.75%                                                                                              1,373,900
AMERCO, 8.50%, Ser A                                                             CCC+          55,000       1,373,900

                                                                                 Interest   Par value
Issuer, description, maturity date                                               rate           (000)           Value
Short-term investments 1.08%                                                                               $1,974,841
(Cost $1,974,841)

Commercial Paper 1.08%                                                                                      1,974,841
ChevronTexaco Funding Corp., 05-02-05                                            2.890%       $1,975        1,974,841

Total investments 154.88%                                                                                $281,898,670

Other assets and liabilities, net 0.06%                                                                      $108,947

Fund preferred shares, at value (54.94%)                                                                ($100,000,000)

Total net assets 100.00%                                                                                 $182,007,617


(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,773,698 or 2.07% of the Fund's net assets as of April 30, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value for each
common share.

Assets
Investments, at value (cost $265,020,890)                        $281,898,670
Cash                                                                   73,414
Receivable for investments sold                                       747,135
Dividends receivable                                                1,128,362
Other assets                                                           58,809

Total assets                                                      283,906,390

Liabilities
Payable for investments purchased                                     496,000
Common shares dividends payable                                       978,025
Payable to affiliates
Management fees                                                       185,783
Other                                                                  23,135
Other payables and accrued expenses                                    77,028

Total liabilities                                                   1,759,971

Dutch Auction Rate Transferrable Securities preferred
shares (DARTS), Series A, at value, unlimited number
of shares of beneficial interest authorized with no
par value, 500 shares issued, liquidation preference
of $100,000 per share                                              50,080,006

DARTS Series B, at value, unlimited number of shares
of beneficial interest authorized with no par value,
500 shares issued, liquidation preference of
$100,000 per share                                                 50,058,796

Net assets
Common shares capital paid-in                                     168,345,748
Accumulated net realized loss on investments                       (4,930,419)
Net unrealized appreciation of investments                         16,877,780
Accumulated net investment income                                   1,714,508

Net assets applicable to common shares                           $182,007,617

Net asset value per common share
Based on 15,046,539 shares of beneficial interest
outstanding -- unlimited number of shares
authorized with no par value                                           $12.10

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends                                                          $7,924,002
Interest                                                               65,554

Total investment income                                             7,989,556

Expenses
Investment management fees                                          1,098,165
Administration fees                                                   139,737
DARTS auction fees                                                    133,065
Federal excise tax                                                     37,893
Miscellaneous                                                          26,612
Custodian fees                                                         26,148
Professional fees                                                      22,194
Transfer agent fees                                                    21,669
Printing                                                               21,145
Registration and filing fees                                           11,771
Trustees' fees                                                          6,994

Total expenses                                                      1,545,393

Net investment income                                               6,444,163

Realized and unrealized gain (loss)

Net realized loss on investments                                   (4,868,673)
Change in net unrealized appreciation
(depreciation) of investments                                      10,770,134

Net realized and unrealized gain                                    5,901,461

Distributions to DARTS Series A                                      (518,173)
Distributions to DARTS Series B                                      (522,120)

Increase in net assets from operations                            $11,305,331

1 Semiannual period from 11-1-04 through 4-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year        Period
                                                          ended         ended
                                                       10-31-04       4-30-05 1
Increase (decrease) in net assets

From operations
Net investment income                               $12,631,030    $6,444,163
Net realized gain (loss)                                502,635    (4,868,673)
Change in net unrealized
appreciation (depreciation)                          11,520,595    10,770,134

Distributions to DARTS
Series A and B                                       (1,311,189)   (1,040,293)

Increase in net assets resulting
from operations                                      23,343,071    11,305,331

Distributions to common shareholders
From net investment income                          (12,187,484)   (5,868,151)

From Fund share transactions                             73,246            --

Net assets
Beginning of period                                 165,341,604   176,570,437

End of period 2                                    $176,570,437  $182,007,617

1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Includes accumulated net investment income of $2,178,789 and $1,714,508, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                   10-31-00    10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                              $12.09      $12.24      $12.06      $10.01      $10.99      $11.73
Net investment income 2                            1.06        1.05        0.99        0.87        0.84        0.43
Net realized and unrealized gain
(loss) on investments                              0.21       (0.20)      (2.14)       1.21        0.80        0.39
Distributions to DARTS
Series A and B                                    (0.31)      (0.25)      (0.12)      (0.08)      (0.09)      (0.06)
Total from
investment operations                              0.96        0.60       (1.27)       2.00        1.55        0.76
Less distributions
to common shareholders
From net investment income                        (0.81)      (0.78)      (0.78)      (1.02)      (0.81)      (0.39)
Net asset value, end of period                   $12.24      $12.06      $10.01      $10.99      $11.73      $12.10
Per share market value,
end of period                                    $10.13      $10.93       $9.40      $11.14      $11.19      $11.56
Total return at market value 3 (%)                12.56       15.22       (7.55)      30.87        8.06        6.78 4

Ratios and supplemental data
Net assets applicable to common shares,
end of period (in millions)                        $184        $181        $150        $165        $177        $182
Ratio of expenses
to average net assets 5 (%)                        1.85        1.78        1.91        1.91        1.78        1.71 6
Ratio of net investment income
to average net assets 7 (%)                        9.13        8.46        8.66        8.45        7.38        7.15 6
Portfolio turnover (%)                               18          27          10           9           9           2

Senior securities
Total DARTS Series A outstanding
(in millions)                                       $50         $50         $50         $50         $50         $50
Total DARTS Series B outstanding
(in millions)                                       $50         $50         $50         $50         $50         $50
Involuntary liquidation preference DARTS
Series A per unit (in thousands)                   $100        $100        $100        $100        $100        $100
Involuntary liquidation preference DARTS
Series B per unit (in thousands)                   $100        $100        $100        $100        $100        $100
Average market value
per unit (in thousands)                            $100        $100        $100        $100        $100        $100
Asset coverage per unit 8                      $283,629    $283,166    $247,689    $264,239    $272,034    $281,462


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

Notes to Financial Highlights

1 Semiannual period from 11-1-04 to 4-30-05. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Not annualized.

5 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of expenses would have been 1.17%, 1.16%, 1.20%, 1.16%, 1.12% and 1.11%, respectively.

6 Annualized

7 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 5.80%, 5.50%, 5.46%, 5.14%, 4.66% and 4.61%, respectively.

8 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing such amount by the number of DARTS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Patriot Premium Dividend Fund II (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $52,139 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2010 -- $30,872 and October 31, 2011 -- $21,267.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a security on a non-accrual status and reduced related investment income by ceasing current accruals or writing off interest, or dividends receivable when the collection of income has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to common and preferred shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2004, the tax character of distributions paid was as follows: ordinary income $13,498,673.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.50% of the Fund's average weekly net assets and the value attributable to the Dutch Auction Rate Transferable Securities preferred shares (collectively, "managed assets"), plus 5.00% of the Fund's weekly gross income. The Adviser's total fee is limited to a maximum amount equal to 1.00% annually of the Fund's average weekly managed assets. For the period ended April 30, 2005, the advisory fee incurred did not exceed the maximum advisory fee allowed.

The Fund has an administrative agreement with the Adviser under which the Adviser oversees the custodial, auditing, valuation, accounting, legal, stock transfer and dividend disbursing services and maintains Fund communications with the shareholders. The Fund pays the Adviser a monthly administration fee at an annual rate of 0.10% of the Fund's average weekly managed assets. The compensation for the period amounted to $139,737. The Fund also paid the Adviser the amount of $5 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the New York Stock Exchange (NYSE) and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE's listing standards. The Fund also files with the Securities and Exchange Commission the certification of its chief executive officer and chief accounting officer required by Section 302 of the Sarbanes-Oxley Act.

Note C
Fund share transactions

This listing illustrates distribution reinvestments, reclassification of the Fund's capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.

                                 Year ended 10-31-04               Period ended 4-30-05 1
                             Shares           Amount           Shares            Amount
Beginning of period       15,039,985     $168,356,100      15,046,539      $168,345,748
Distributions reinvested       6,554           73,246              --               --
Reclassification of
capital accounts                  --          (83,598)             --               --

End of period             15,046,539     $168,345,748      15,046,539      $168,345,748


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

Dutch Auction Rate
Transferable Securities
preferred shares Series A
and Series B

The Fund issued Dutch Auction Rate Transferable Securities preferred shares ("DARTS"), 598 shares of Series A and 598 shares of Series B in a public offering. The underwriting discount was recorded as a reduction of the capital of common shares. During the year ended October 31, 1990, the Fund retired 98 shares of DARTS from both Series A and Series B.

Dividends on the DARTS, which accrue daily, are cumulative at a rate that was established at the offering of the DARTS and has been reset every 49 days thereafter by an auction. Dividend rates on DARTS Series A and B ranged from 1.79% to 2.40% and from 1.99% to 2.49%, respectively, during the period ended April 30, 2005. Accrued dividends on DARTS are included in the value of DARTS on the Fund's Statement of Assets and Liabilities.

The DARTS are redeemable at the option of the Fund, at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The DARTS are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the DARTS, as defined in the Fund's by-laws. If the dividends on the DARTS shall remain unpaid in an amount equal to two full years' dividends, the holders of the DARTS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the DARTS and the common shareholders have equal voting rights of one vote per share, except that the holders of the DARTS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the DARTS and common shareholders.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2005, aggregated $9,611,463 and $6,025,134, respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes, was $265,030,446. Gross unrealized appreciation and depreciation of investments aggregated $29,128,531 and $12,260,307, respectively, resulting in net unrealized appreciation of $16,868,224. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Investment
objective
and policy

The Fund's investment objective is to provide a high current income consistent with modest growth of capital for holders of its common shares of beneficial interest. The Fund will pursue its objective by investing in a diversified portfolio of dividend paying preferred and common stocks.

The Fund's non-fundamental investment policy, with respect to the quality of ratings of its portfolio investments, was changed by a vote of the Fund's Trustees on September 13, 1994. The policy, which became effective October 15, 1994, stipulates that preferred stocks and debt obligations in which the Fund will invest will be rated investment-grade (at least "BBB" by S&P or "Baa" by Moody's) at the time of investment or will be preferred stocks of issuers of investment-grade senior debt, some of which may have speculative characteristics, or, if not rated, will be of comparable quality as determined by the Adviser. The Fund will invest in common stocks of issuers whose senior debt is rated investment-grade or, in the case of issuers that have no rated senior debt outstanding, whose senior debt is considered by the Adviser to be of comparable quality.

On November 20, 2001, the Fund's Trustees approved the following investment policy investment restriction change, effective December 15, 2001. Under normal circumstances the Fund will invest at least 80% of its assets in dividend-paying securities. The "Assets" are defined as net assets including the liquidation preference amount of the DARTS plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

By-laws

In November 2002, the Board of Trustees adopted several amendments to the Fund's by-laws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the by-laws require shareholders to notify the Fund in writing of any proposal that they intend to present at an annual meeting of share- holders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year's annual meeting of shareholders. The notification must be in the form prescribed by the by-laws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the by-laws.

On December 16, 2003, the Trustees approved the following change to the Fund's by-laws. The auction preferred section of the Fund's by-laws was changed to update the rating agency requirements, in keeping with recent changes to the agencies' basic maintenance reporting requirements for leveraged closed-end funds. By-laws now require an independent accountant's confirmation only once per year, at the Fund's fiscal year end, and changes to the agencies' basic maintenance reporting requirements that include modifications to the eligible assets and their respective discount factors. These revisions bring the Fund's by-laws in line with current rating agency requirements.

On September 14, 2004, the Trustees approved an amendment to the Fund's by-laws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Dividend
reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares may elect to have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as plan agent for the common shareholders (the "Plan Agent"). Holders of common shares who do not elect to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent.

Shareholders may join the Plan by filling out and mailing an authorization card, by notifying the Plan Agent by telephone, or by visiting the Plan Agent's Web site at www.melloninvestor.com. Shareholders must indicate an election to reinvest all or a portion of dividend payments. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. In each case, the cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in noncertificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

Shareholder
communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

On March 13, 2005, the Annual Meeting of the Fund was held to elect four Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 9,355,848 shares of beneficial interest were voted at the meeting. The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                      WITHHELD
                                    FOR              AUTHORITY
------------------------------------------------------------------------
James F. Carlin               9,253,411                102,437
William H. Cunningham         9,250,532                105,316
Richard P. Chapman, Jr.       9,240,943                114,905
James A. Shepherdson          9,250,794                105,054

The shareholders ratified the Trustees' selection of Deloitte & Touche LLP as the Fund's independent auditor for the fiscal year ending October 31, 2005, with votes tabulated as follows: 9,248,849 FOR, 40,124 AGAINST and 66,875 ABSTAINING.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and
dividend disburser

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660

Transfer agent for DARTS

Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol

Listed New York Stock
Exchange:
PDT

For shareholder assistance
refer to page 20

How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:
            Mellon Investor Services
            85 Challenger Road
            Overpeck Centre
            Ridgefield Park, NJ 07660

Phone       Customer service representatives        1-800-852-0218
            Portfolio commentary                    1-800-344-7054
            24-hour automated information           1-800-843-0090
            TDD line                                1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

P20SA  4/05
       6/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, April 30, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures
is filed as an exhibit to this Form

N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund II


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    June 30, 2005